Share-based payments (Details 3) - DRL 2018 Plan [member]	12 Months Ended
Mar. 31, 2024 shares
Statement [Line Items]
Options reserved against equity shares	4,000,000
Options reserved against ADRs	1,000,000
Total	5,000,000
Number of securities to be acquired from secondary market [member]
Statement [Line Items]
Options reserved against equity shares	2,500,000
Options reserved against ADRs	0
Total	2,500,000
Number of securities to be issued by the Company [member]
Statement [Line Items]
Options reserved against equity shares	1,500,000
Options reserved against ADRs	1,000,000
Total	2,500,000